Establishment and Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
Establishment and Description of Plan	Establishment and Description of Plan
    Effective January 1992, CONMED Corporation (the "Company") established the CONMED Corporation Retirement Savings Plan (the "Plan"). The Plan is a defined contribution plan covering all employees of the Company and its subsidiaries who meet the service requirements set forth in the Plan document. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). The following brief description of the Plan is provided for general information purposes only. Participants should refer to the Plan agreement for more complete information.

Administration of the Plan

    The Company serves as Plan Administrator with full power, authority and responsibility to control and manage the operation and administration of the Plan.

Contributions

    A participant can contribute 1 to 50 percent of his or her annual compensation, as defined, up to the maximum annual limitations as provided by the Internal Revenue Code (“IRC”). Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified plans. The Plan includes an auto-enrollment provision whereby all newly eligible employees, defined as having completed 90 days of employment, are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 3% of eligible compensation and their contribution invested in a designated balanced fund until changed by the participant. The pre-tax contribution of an employee who is contributing less than 7% of the employee’s annual compensation, as defined in the plan document, automatically increases annually in 1% increments until the employee’s pre-tax contribution election reaches 7% of annual compensation, provided the employee has not elected to opt-out of the automatic increase feature. Employees with an initial enrollment date between July 2nd and December 31st in a given plan year that have not elected to opt-out of this election will not be subject to this annual increase until the following plan year.

    The Company matches 100% of each participant's contribution up to a maximum of 7% of participant compensation. The annual fixed Company match was capped at $7,000. Effective January 1, 2026, the Plan was amended to cap the annual fixed Company match at $10,000. The Company, in its sole discretion, may elect to make a discretionary matching contribution to the Plan. Forfeitures of terminated participants’ non-vested accounts are used to reduce employer contributions or to pay Plan expenses. Forfeitures reduced employer contributions by $1,792,124 in 2025. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $312,001 and $141,228, respectively.

Participant Accounts

    A participant can allocate their account among various investment funds. Each participant's account is credited with the participant's contribution, the Company's contribution, and an allocation of the earnings and losses for the participant's particular investment funds and charged with withdrawals and an allocation of administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Vesting

    Each participant is immediately vested in his or her voluntary contributions plus earnings thereon. A participant vests at 20% per year of service and becomes fully vested in the remainder of his or her account upon the completion of five years of service.

Investment Options

    Participants are allowed to invest in a variety of investment choices as more fully described in the Plan literature. In addition, participants have access to a self-directed brokerage account. Through this account, a participant has access to investments including common stock, mutual funds, preferred stock, corporate bonds and money market funds. Participants may change their investment options on a daily basis.

Notes Receivable from Participants

    A participant may obtain a loan between $500 and $50,000, limited to 50 percent of his or her vested account balance. A participant is eligible to have up to two general loans at one time and one home loan outstanding for a combined total of three loans outstanding at any one time. Each loan bears interest at prime plus 1 percent and is secured by the balance in the participant's account. Repayment is required over a period not to exceed five years or up to fifteen years where the loan is for the purchase of a primary residence. Loan repayments are allocated among the investment options consistent with the participant's contribution investment election.

Payment of Benefits

    Participants or their beneficiaries are eligible to receive benefits under the Plan upon normal retirement, death, total and permanent disability or termination for any reason including those previously mentioned. The Plan also provides for withdrawals by participants prior to termination. Benefits are payable in accordance with the Plan agreement.

Plan Termination

    While the Company anticipates and believes that the Plan will continue, it reserves the right to discontinue the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100 percent vested in their accounts.